Corporate information (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Jun. 16, 2023 USD ($) shares item $ / shares	Dec. 31, 2023 USD ($)	Mar. 10, 2023 $ / shares shares
Corporate information
Percentage of issued share capital acquired	100.00%
Number of shares issued upon conversion of each share of merged entity | shares	1
Number of warrants issued upon conversion of each share of merged entity | shares	1
Number of shares purchased for each warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.50
Proceeds from issuance of shares		$ 20,098
Backstop Facility
Corporate information
Proceeds from issuance of shares	$ 25,000
Private equity placements ("PIPE Financing")
Corporate information
Proceeds from issuance of shares	$ 259,517
Silver Purchase Agreement
Corporate information
Percentage of payable long-term silver sale-and-purchase agreement	100.00%
Upfront payment	$ 75,000
Initial Business Combination term loan ("Facility A")
Corporate information
Principal amount	205,000
Mezzanine Debt Facility
Corporate information
Number of shares purchased for each warrant | shares			1
Exercise price of warrants | $ / shares			$ 12.50
Principal amount	135,000
Copper Purchase Agreement
Corporate information
Upfront payment	75,000
Cobar Management Pty Limited ("CMPL")
Corporate information
Cash consideration	770,516
Working capital, net debt and tax liabilities	4,484
Deferred consideration payment	75,000
Maximum deferred consideration	$ 150,000
Number of contingent payments subject to copper price performance | item	2
Percentage of copper only net smelter return royalty	1.50%
Number of shares issued | shares	10,000,000
Redemption share price | $ / shares	$ 10.00
Cobar Management Pty Limited ("CMPL") | MAC Australia
Corporate information
Percentage of issued share capital acquired	100.00%